Income Taxes (Uncertain Tax Positions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2013
Unrecognized Tax Benefits [Line Items]
Unrecognized benefit-beginning of period	$ 2,020	$ 762	$ 264	$ 10,400
Gross increases-current year tax positions	4,697	1,258	498
Gross increases-prior year tax positions	1,108
Unrecognized benefit-end of period	$ 7,825	$ 2,020	$ 762	$ 10,400